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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      Washington, DC 20549

                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1.  Name and Address of issuer:

    Alliance Growth and Income Fund, Inc.
    1345 Avenue of the Americas
    New York, NY  10105

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check
    the box but do not list series or classes):           X

3.  Investment Company Act File Number:
    811-00126

d   Securities Act File Number:
    2-11023

4(a).    Last day of fiscal year for which this
         Form is filed:
         October 31, 2000


4(b).    Check box if this Form is being filed
         late (i.e., more than 90 calendar days
         after the end of the issuer's fiscal
         year).  (See Instruction A.2)                      /  /


Note: If the Form is being filed late, interest must be paid on the registration fee due.


4(c).    Check box if this is the last time the
         issuer will be filing this Form.                   /  /


5.  Calculation of registration fee:

    (i)    Aggregate sale price of securities
           sold during the fiscal year pursuant



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           to section 24(f):
                                                  $3,573,237,484

    (ii)   Aggregate price of securities redeemed
           or repurchased during the fiscal year:

                                                  $2,257,981,893

    (iii)  Aggregate price of securities redeemed
           or repurchased during any prior fiscal
           year ending no earlier than October
           11, 1995 that were not previously used
           to reduce registration fees payable to
           the Commission:
                                                              $0

    (iv)   Total available redemption credits
           [add Items 5(ii) and 5(iii)]:
                                                  $2,257,981,893


    (v)    Net sales - if Item 5(i) is greater
           than Item 5(iv) [subtract Item 5(iv)
           from Item 5(i)]:
                                                  $1,315,255,591


    (vi)   Redemption credits available for use
           in future years - if Item 5(i) is less
           than Item 5(iv) [subtract Item 5(iv)
           from Item 5(i)]:
                                                              $0


    (vii)Multiplier for determining registration fee (See Instruction C.9):
                                                        x.000250

    (viii)Registration fee due [multiply Item
    5(v)
            by Item 5(vii)] (enter "0" if no fee
           is due):                                    =$328,814

6.  Prepaid Shares

    If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or


                                2



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    other units) deducted here:  0.  If there is
    a number of shares or other units that were
    registered pursuant to rule 24e-2 remaining
    unsold at the end of the fiscal year for
    which this form is filed that are available
    for use by the issuer in future fiscal years,
    then state that number here:                              0.

7.  Interest due - if this Form is being filed
    more than 90 days   after the end of the
    issuer's fiscal year (see Instruction D):
                                                             N/A

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                    =$328,814.00

9.  Date the registration fee and any interest
    payment was sent    to the Commission's
    lockbox depository:

    January 26, 2001

    Method of Delivery:


                   / X /  Wire Transfer
                   /   /  Mail or other means

                           Signatures

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)* /s/Domenick Pugliese
                        ------------------------
                         Domenick Pugliese
                         Assistant Secretary

Date  January 26, 2000

*Please print the name and title of the signing officer below the signature.







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